UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended June 30, 2000.

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [ X ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blavin & Company, Inc.
Address:       8800 N. Gainey Center Dr., Suite 260, Scottsdale, AZ  85258

13F File Number:    028-05299

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Spalter
Title: 	   President
Phone:         401-453-3510
Signature, Place, and Date of Signing:

  MICHAEL SPALTER               Providence, Rhode Island   May 9, 2001
  ---------------------         ------------------------   ----------------
  Michael Spalter


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           21

Form 13F Information Table Value Total:           $213,344

     Confidential information has been omitted from this public Form 13F and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                              FORM 13F INFORMATION TABLE

                           TITLE                                                                            VOTING AUTHORITY
                            OF                  VALUE     SHARES/    SH/    PUT/   INVSTMT    OTHER    --------------------------
NAME OF ISSUER             CLASS     CUSIP    (X$1,000)   PRN AMT    PRN    CALL   DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -------  ---------  ---------   ---------  ---    ----   -------- ---------  ---------- ------- -------
BERKLEY W R CORP          COM      084423102     15,088     804,671   SH             SOLE                 804,671
BOCA RESORTS INC          CL A     09688T106     22,716   2,300,350   SH             SOLE               2,300,350
3COM CORP	COM      885535104     47,350     821,700   SH             SOLE                 821,700
CIRCLE INTL GROUP INC     COM      172574105      2,430      96,700   SH             SOLE                  96,700
CLAYTON HOMES INC	COM      184190106        378      47,300   SH             SOLE                  47,300
CRONOS GROUP N V          ORD      L20708100      5,194   1,065,500   SH             SOLE               1,065,500
DUN & BRADSTREET CORP     COM      26483B106     19,505     681,400   SH             SOLE                 681,400
FIDELITY NATL FINL INC    COM      316326107     11,903     650,000   SH             SOLE                 650,000
GENTIVA HEALTH SERVICES   COM      37247A102      1,788     220,000   SH		     SOLE		      220,000
  INC
HEARTLAND PARTNERS L P    UT LTD   422357103      1,128      53,100  PRN             SOLE                  53,100
                          PARTNER
HIGHLANDS INS GROUP INC   COM      431032101      7,755     827,161   SH             SOLE                 827,161
INNKEEPERS USA TR         COM      4576J0104      9,709   1,062,200   SH             SOLE               1,062,200
INNKEEPERS USA TR         PFD A    4576J0802      1,386      84,000   SH             SOLE                  84,000
LASALLE RE HLDGS LTD      ORD      G5383Q101      6,750     475,800   SH             SOLE                 475,800
MATTEL INC                COM      577081102     10,702     811,500   SH             SOLE                 811,500
MAXXAM INC                COM      577913106      4,655     262,250   SH             SOLE                 262,250
PALM INC                  PUT      696642957      8,654       4,525   SH    PUT      SOLE                   4,525
SLM HLDG CORP             COM      78442A109     18,719     500,000   SH             SOLE                 500,000
THERMOLASE CORP           COM      883624207         78       4,300   SH             SOLE                   4,300
TORCHMARK CORP            COM      891027104     17,444     706,600   SH             SOLE                 706,600
WMS INDS INC              COM      929297109         12         797   SH             SOLE                     797

